INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 5,991,000	$ 5,291,000
Valuation allowance	5,991,000	$ 5,291,000
Increase in valuation allowance	$ 700,000